Form N-1A Cover	Jul. 22, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund II
Entity Central Index Key	0001364608
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 22, 2026
Prospectus Date	Jul. 23, 2026